Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Cohen & Steers International Realty Fund, Inc.
Central Index Key	0001309161
Amendment Flag	false
Document Creation Date	Dec 21, 2012
Document Effective Date	Dec 21, 2012
Prospectus Date	May 1, 2012

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.
Class A (IRFAX) and Class C (IRFCX) Shares

Supplement dated December 21, 2012 to
Summary Prospectus dated May 1, 2012, as amended May 31, 2012, and
Prospectus dated May 1, 2012
(each as supplemented October 1, 2012)

Accordingly, the “Fund Fees and Expenses” section of the Summary Prospectus and Prospectus is replaced in its entirety with the following:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You in the Fund’s prospectus (the Prospectus) and Reducing the Initial Sales Load on Class A Shares of the Fund’s statement of additional information (the SAI).

	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	1.00%(1)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment): (2)
Management Fee	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses	0.31%	0.31%
Service Fee	0.10%	0.25%

Total Annual Fund Operating Expenses (3)	1.61%	2.26%
Fee Waiver/Expense Reimbursement (3)	(0.26)%	(0.26)%

Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement) (3)	1.35%	2.00%

(1)	For Class C shares, the maximum deferred sales charge does not apply after one year.
(2)	This expense information differs from the Fund’s most recent annual report and has been updated to reflect estimated expenses for the fiscal year ending December 31, 2012.
(3)	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund’s total annual operating expenses (excluding distribution and shareholder servicing fees applicable to Class A and Class C shares; acquired fund fees and expenses; and extraordinary expenses) to 1.35% for the Class A shares and 2.00% for the Class C shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$581	$881	$1,235	$2,228
Class C shares
Assuming redemption at the end of the period	$303	$651	$1,157	$2,550
Assuming no redemption at the end of the period	$203	$651	$1,157	$2,550

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Class I (IRFIX) Shares

Supplement dated December 21, 2012 to

Summary Prospectus dated May 1, 2012, as amended May 31, 2012, and

Prospectus dated May 1, 2012

(each as supplemented October 1, 2012)

Accordingly, the “Fund Fees and Expenses” section of the Summary Prospectus and Prospectus is replaced in its entirety with the following:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Class I
Shareholder Fees	None
(fees paid directly from your investment):

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment): (1)

Management Fee	0.95%
Other Expenses	0.31%
Service Fee	0.07%

Total Annual Fund Operating Expenses (2)	1.33%
Fee Waiver/Expense Reimbursement (2)	(0.33)%

Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement) (2)	1.00%

(1)	This expense information differs from the Fund’s most recent annual report and has been updated to reflect estimated expenses for the fiscal year ending December 31, 2012.

(2)	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund’s total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) at 1.00% for the Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$102	$355	$664	$1,542

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers International Realty Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	csirf2_SupplementTextBlock
COHEN & STEERS INTERNATIONAL REALTY FUND, INC.
Class A (IRFAX) and Class C (IRFCX) Shares

Supplement dated December 21, 2012 to
Summary Prospectus dated May 1, 2012, as amended May 31, 2012, and
Prospectus dated May 1, 2012
(each as supplemented October 1, 2012)

Accordingly, the “Fund Fees and Expenses” section of the Summary Prospectus and Prospectus is replaced in its entirety with the following:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You in the Fund’s prospectus (the Prospectus) and Reducing the Initial Sales Load on Class A Shares of the Fund’s statement of additional information (the SAI).

	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	1.00%(1)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment): (2)
Management Fee	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses	0.31%	0.31%
Service Fee	0.10%	0.25%

Total Annual Fund Operating Expenses (3)	1.61%	2.26%
Fee Waiver/Expense Reimbursement (3)	(0.26)%	(0.26)%

Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement) (3)	1.35%	2.00%

(1)	For Class C shares, the maximum deferred sales charge does not apply after one year.
(2)	This expense information differs from the Fund’s most recent annual report and has been updated to reflect estimated expenses for the fiscal year ending December 31, 2012.
(3)	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund’s total annual operating expenses (excluding distribution and shareholder servicing fees applicable to Class A and Class C shares; acquired fund fees and expenses; and extraordinary expenses) to 1.35% for the Class A shares and 2.00% for the Class C shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$581	$881	$1,235	$2,228
Class C shares
Assuming redemption at the end of the period	$303	$651	$1,157	$2,550
Assuming no redemption at the end of the period	$203	$651	$1,157	$2,550

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Class I (IRFIX) Shares

Supplement dated December 21, 2012 to

Summary Prospectus dated May 1, 2012, as amended May 31, 2012, and

Prospectus dated May 1, 2012

(each as supplemented October 1, 2012)

Accordingly, the “Fund Fees and Expenses” section of the Summary Prospectus and Prospectus is replaced in its entirety with the following:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Class I
Shareholder Fees	None
(fees paid directly from your investment):

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment): (1)

Management Fee	0.95%
Other Expenses	0.31%
Service Fee	0.07%

Total Annual Fund Operating Expenses (2)	1.33%
Fee Waiver/Expense Reimbursement (2)	(0.33)%

Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement) (2)	1.00%

(1)	This expense information differs from the Fund’s most recent annual report and has been updated to reflect estimated expenses for the fiscal year ending December 31, 2012.

(2)	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund’s total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) at 1.00% for the Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$102	$355	$664	$1,542

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Class A & C | Cohen & Steers International Realty Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csirf2_SupplementTextBlock
COHEN & STEERS INTERNATIONAL REALTY FUND, INC.
Class A (IRFAX) and Class C (IRFCX) Shares

Supplement dated December 21, 2012 to
Summary Prospectus dated May 1, 2012, as amended May 31, 2012, and
Prospectus dated May 1, 2012
(each as supplemented October 1, 2012)

Accordingly, the “Fund Fees and Expenses” section of the Summary Prospectus and Prospectus is replaced in its entirety with the following:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You in the Fund’s prospectus (the Prospectus) and Reducing the Initial Sales Load on Class A Shares of the Fund’s statement of additional information (the SAI).

	Class A	Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	1.00%(1)
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment): (2)
Management Fee	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses	0.31%	0.31%
Service Fee	0.10%	0.25%

Total Annual Fund Operating Expenses (3)	1.61%	2.26%
Fee Waiver/Expense Reimbursement (3)	(0.26)%	(0.26)%

Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement) (3)	1.35%	2.00%

(1)	For Class C shares, the maximum deferred sales charge does not apply after one year.
(2)	This expense information differs from the Fund’s most recent annual report and has been updated to reflect estimated expenses for the fiscal year ending December 31, 2012.
(3)	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund’s total annual operating expenses (excluding distribution and shareholder servicing fees applicable to Class A and Class C shares; acquired fund fees and expenses; and extraordinary expenses) to 1.35% for the Class A shares and 2.00% for the Class C shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$581	$881	$1,235	$2,228
Class C shares
Assuming redemption at the end of the period	$303	$651	$1,157	$2,550
Assuming no redemption at the end of the period	$203	$651	$1,157	$2,550

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You in the Fund’s prospectus (the Prospectus) and Reducing the Initial Sales Load on Class A Shares of the Fund’s statement of additional information (the SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the maximum deferred sales charge does not apply after one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This expense information differs from the Fund’s most recent annual report and has been updated to reflect estimated expenses for the fiscal year ending December 31, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class A & C | Cohen & Steers International Realty Fund, Inc. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[1],[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[2]
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	rr_NetExpensesOverAssets	1.35%	[1],[2]
1 Year	rr_ExpenseExampleYear01	581
3 Years	rr_ExpenseExampleYear03	881
5 Years	rr_ExpenseExampleYear05	1,235
10 Years	rr_ExpenseExampleYear10	2,228
Class A & C | Cohen & Steers International Realty Fund, Inc. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fee	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[1],[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[2]
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	rr_NetExpensesOverAssets	2.00%	[1],[2]
1 Year	rr_ExpenseExampleYear01	303
3 Years	rr_ExpenseExampleYear03	651
5 Years	rr_ExpenseExampleYear05	1,157
10 Years	rr_ExpenseExampleYear10	2,550
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	651
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,157
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,550
Class I | Cohen & Steers International Realty Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csirf2_SupplementTextBlock

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Class I (IRFIX) Shares

Supplement dated December 21, 2012 to

Summary Prospectus dated May 1, 2012, as amended May 31, 2012, and

Prospectus dated May 1, 2012

(each as supplemented October 1, 2012)

Accordingly, the “Fund Fees and Expenses” section of the Summary Prospectus and Prospectus is replaced in its entirety with the following:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Class I
Shareholder Fees	None
(fees paid directly from your investment):

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment): (1)

Management Fee	0.95%
Other Expenses	0.31%
Service Fee	0.07%

Total Annual Fund Operating Expenses (2)	1.33%
Fee Waiver/Expense Reimbursement (2)	(0.33)%

Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement) (2)	1.00%

(1)	This expense information differs from the Fund’s most recent annual report and has been updated to reflect estimated expenses for the fiscal year ending December 31, 2012.

(2)	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund’s total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) at 1.00% for the Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$102	$355	$664	$1,542

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This expense information differs from the Fund’s most recent annual report and has been updated to reflect estimated expenses for the fiscal year ending December 31, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class I | Cohen & Steers International Realty Fund, Inc. | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.95%	[1]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.07%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[1],[4]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1],[4]
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	rr_NetExpensesOverAssets	1.00%	[1],[4]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	664
10 Years	rr_ExpenseExampleYear10	1,542

[1]	This expense information differs from the Fund's most recent annual report and has been updated to reflect estimated expenses for the fiscal year ending December 31, 2012.
[2]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund's total annual operating expenses (excluding distribution and shareholder servicing fees applicable to Class A and Class C shares; acquired fund fees and expenses; and extraordinary expenses) to 1.35% for the Class A shares and 2.00% for the Class C shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
[3]	For Class C shares, the maximum deferred sales charge does not apply after one year.
[4]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive, through June 30, 2014, the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) at 1.00% for the Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers International Realty Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 21, 2012